Sale of Equipment Installment Receivables (Tables)	12 Months Ended
Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance Receivables [Table Text Block]
	2018	2017	2016
Gross receivables sold	$9,391	$8,058	$7,629
Net receivables sold[1]	8,871	7,388	6,913
Cash proceeds received	7,488	5,623	4,574
Deferred purchase price recorded	1,578	2,077	2,368
Guarantee obligation recorded	361	215	-
[1]	Receivables net of allowance, imputed interest and trade-in right guarantees.

Deferred Purchase Price [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance Receivables [Table Text Block]
	2018	2017	2016
Fair value of repurchased receivables	$1,480	$1,699	$1,675
Carrying value of deferred purchase price	1,393	1,524	1,638
Gain (loss) on repurchases[1]	$87	$175	$37
[1]	These gains (losses) are included in “Selling, general and administrative” in the consolidated statements of income.